Finance Result (Tables)	12 Months Ended
Dec. 31, 2018
Finance Result
Schedule of finance result

	Thousands of Euros
	31/12/2018	31/12/2017	31/12/2016
Finance income	13,995	9,678	9,934
Finance cost from Senior Unsecured Notes	(35,471)	(65,189)	(73,491)
Finance cost from senior debt	(247,646)	(193,183)	(168,332)
Finance cost from sale of receivables (note 13)	(6,053)	(3,973)	(4,885)
Capitalized interest	8,955	8,839	13,019
Other finance costs	(13,058)	(9,838)	(11,140)
Finance costs	(293,273)	(263,344)	(244,829)
Change in fair value of financial derivatives (note 30)	—	(3,752)	(7,610)
Impairment and gains / (losses) on disposal of financial instruments	30,280	(18,844)	—
Exchange differences	(8,246)	(11,472)	8,916
Finance result	(257,244)	(287,734)	(233,589)